14. Income Taxes (December 2013 Note) (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
	2013	2012
Deferred tax assets:
NOL Carryover	$3,252,200	$2,531,500
Returns Reserve	16,800	20,700
Inventory Reserve	36,500	22,300
Accrued Related Party Interest	–	36,700
Accrued Officer Compensation	–	158,600
Accrued Compensated Absences	14,800	38,100
Charitable Contributions	1,300	1,900
Deferred tax liabilities:
Depreciation and Amortization	80,100	(58,700)

Valuation Allowance	(3,401,700)	(2,751,100)
Net deferred tax asset	$–	$–

Schedule of Effective Income Tax Rate Reconciliation
	2013	2012

Book Loss	$(2,813,900)	$(806,400)
Meals and Entertainment	5,900	2,800
Stock Compensation for Services	525,900	229,600
Stock issued for debt extinguishment	1,762,000	(66,800)
Related Party Interest	(12,500)	(45,700)
Accrued Compensated Absences	(23,300)	11,200
Accrued Officer Compensation	(158,600)	116,800
Returns Reserve	(3,900)	(12,100)
Inventory Reserve	14,200	5,800
Depreciation and Amortization	10,200	33,300
Valuation Allowance	694,000	531,500
	$–	$–